Administrative expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total administrative expenses	$ 99	$ 93	$ 105
Salaries And Social Security Charges [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	34	34	38
Benefits To The Personnel [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	5	4	8
Accrual Of Defined Benefit Plans [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	7	7	7
Fees And Compensation For Services [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	32	26	29
Compensation Agreements [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	2
Directors And Syndicates Fees [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	6	7	9
Property Plant And Equipment Depreciations [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	5	5	7
Consumption Of Materials [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses			1
Maintenance One [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	2	1	1
Transport And Per Diem [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	1	1	1
Rental And Insurance [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	1	1	1
Surveillance And Security [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses		1
Taxes Rates And Contributions [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	2	2	1
Communications [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	1	1	2
Other [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	$ 1	$ 3